Cover Page	9 Months Ended
Sep. 30, 2021
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Entity Filer Category	Non-accelerated Filer
Entity Registrant Name	WeWork Inc.
Entity Central Index Key	0001813756
Entity Small Business	true
Entity Emerging Growth Company	false
Amendment Description	The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.